Loans and borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and borrowings
Beginning Balance	₽ 5,419,673	₽ 6,786,987	₽ 6,840,518
Bank and other loans received	4,616,478
Non-convertible bonds issued	4,000,000
Other loan received			270,000
Bank loan repaid	(5,397,895)	(1,055,000)	(690,000)
Other loan repaid		(270,000)
Acquisition of non-controlling interest		(2,107)
Dividends paid	(1,988,172)	(1,264,957)	(77,629)
Bank loan origination fees	(56,668)
Repayment of lease liabilities	(59,737)	(61,376)
Contribution from non-controlling interest received	44
Total changes from financing cash flows	1,114,050	(2,653,440)	(497,629)
Interest accrued	390,647	598,859	644,326
Interest paid	(366,179)	(582,420)	(624,003)
New leases, including modifications	10,754	9,147
Foreign currency translation differences	(33)	579	470
Distributions to shareholders and non-controlling interest	1,903,646	1,286,805	79,850
Transaction costs related to bond issue	(39,012)
Contribution from non-controlling interest	(44)
Foreign exchange gain	84,921	(26,844)
Total liability related other changes	1,984,700	1,286,126	100,643
Ending Balance	8,518,423	5,419,673	6,786,987
Bank and other loans and borrowings
Loans and borrowings
Beginning Balance	5,129,055	6,437,616	6,837,293
Bank and other loans received	4,616,478
Non-convertible bonds issued	4,000,000
Other loan received			270,000
Bank loan repaid	(5,397,895)	(1,055,000)	(690,000)
Other loan repaid		(270,000)
Bank loan origination fees	(56,668)
Total changes from financing cash flows	3,161,915	(1,325,000)	(420,000)
Interest accrued	364,313	565,918	644,326
Interest paid	(339,845)	(549,479)	(624,003)
Transaction costs related to bond issue	(39,012)
Total liability related other changes	(14,544)	16,439	20,323
Ending Balance	8,276,426	5,129,055	6,437,616
Lease liabilities
Loans and borrowings
Beginning Balance	290,618	343,455
Repayment of lease liabilities	(59,737)	(61,376)
Total changes from financing cash flows	(59,737)	(61,376)
Interest accrued	26,334	32,941
Interest paid	(26,334)	(32,941)
New leases, including modifications	10,754	9,147
Foreign currency translation differences	362	(608)
Total liability related other changes	11,116	8,539
Ending Balance	241,997	290,618	343,455
Dividends payables to shareholders
Loans and borrowings
Dividends paid	(1,885,441)	(1,133,501)
Total changes from financing cash flows	(1,885,441)	(1,133,501)
Distributions to shareholders and non-controlling interest	1,800,520	1,160,345
Foreign exchange gain	84,921	(26,844)
Total liability related other changes	1,885,441	1,133,501
Ending Balance	0
Dividends payables to non-controlling interests
Loans and borrowings
Beginning Balance		5,916	3,225
Acquisition of non-controlling interest		(2,107)
Dividends paid		(131,456)	(77,629)
Total changes from financing cash flows		(133,563)	(77,629)
Foreign currency translation differences		1,187	470
Distributions to shareholders and non-controlling interest		126,460	79,850
Total liability related other changes		127,647	80,320
Ending Balance			5,916
Payables to/Receivables from non-controlling interests
Loans and borrowings
Dividends paid	(102,731)
Contribution from non-controlling interest received	44
Total changes from financing cash flows	(102,687)
Foreign currency translation differences	(395)
Distributions to shareholders and non-controlling interest	103,126
Contribution from non-controlling interest	(44)
Total liability related other changes	102,687
Ending Balance	₽ 0
Previously Reported
Loans and borrowings
Beginning Balance		6,443,532
Ending Balance			6,443,532
Previously Reported | Bank and other loans and borrowings
Loans and borrowings
Beginning Balance		6,437,616
Ending Balance			6,437,616
Previously Reported | Dividends payables to non-controlling interests
Loans and borrowings
Beginning Balance		₽ 5,916
Ending Balance			₽ 5,916